VAT AND OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Vat And Other Taxes Payable [Abstract]
Schedule of vat and other taxes payable
	2018	2017

VAT payable	$120,305	$105,623
Additions and fees	15,114	5,912
Other taxes	2,276	13,264
Total Other Taxes Payable	$137,695	$124,799